CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2023
Capital Management [Abstract]
CAPITAL MANAGEMENT [Text Block]

23. CAPITAL MANAGEMENT

The Company considers the aggregate of its common shares, options, warrants and borrowings as capital. The Company's capital management objective is to ensure sufficient resources are available to meet day to day operating requirements and to safeguard its ability to continue as a going concern to provide returns for shareholders and benefits for other shareholders.

The Company's capital management objectives were being met in 2023 primarily from the use of cash balances from the 2022 and 2023 issuances of common shares and warrants and generating increasing revenue in 2023 from the Company's reportable segments as presented in Note 24.

The Company's officers and senior management take full responsibility for managing the Company's capital and do so through quarterly meetings and regular review of financial information. The Company's Board of Directors is responsible for overseeing this process.

The Company is not subject to any external capital requirements. As at December 31, 2023, there were no changes in the Company's approach to capital management.